NON-CONTROLLING INTERESTS	12 Months Ended
Mar. 31, 2022
Disclosure of non-controlling interests [Abstract]
NON-CONTROLLING INTERESTS
14.	NON-CONTROLLING INTERESTS

The continuity of non-controlling interests is summarized as follows:

	Henan Found	Henan Huawei	Yunxiang	Guangdong Found	New Infini	Total
Balance, April 1, 2020	$63,331	$4,702	$2,723	$(466)	$-	$70,290
Share of net income (loss)	13,210	639	219	88	(23)	14,133
Share of other comprehensive income	4,623	480	90	27	-	5,220
Acquisition of La Yesca	-	-	-	-	9,250	9,250
Contributions	-	-	-	-	2,500	2,500
Distributions	(2,600)	(639)	-	-	-	(3,239)
Balance, March 31, 2021	$78,564	$5,182	$3,032	$(351)	$11,727	$98,154
Share of net income (loss)	12,639	182	(185)	154	(140)	12,650
Share of other comprehensive income	1,732	194	68	16	-	2,010
Distributions	(3,266)	(630)	-	-	(1,200)	(5,096)
Balance, March 31, 2022	$89,669	$4,928	$2,915	$(181)	$10,387	$107,718

As at March 31, 2022, non-controlling interests in Henan Found, Henan Huawei, Yunxiang, Guangdong Found and New Infini were 22.5%, 20%, 30%, 1%, and 53.9%, respectively (March 31, 2021 – 22.5%, 20%, 30%, 1%, and 56.3%, respectively).

Henan Non-ferrous Geology Minerals Ltd. (“Henan Non-ferrous”) is the 17.5% equity interest holder of Henan Found. During the year ended March 31, 2022, Henan Found declared and paid dividends of $2.5 million (year ended March 31, 2021 – declared and paid dividends of $2.0 million) to Henan Non-ferrous.

Henan Xinxiangrong Mining Ltd. (“Henan Xinxiangrong”) is the 5% equity interest holder of Henan Found. During the year ended March 31, 2022, Henan Found declared and paid dividends of $0.8 million (year ended March 31, 2021 – declared and paid dividends of $0.6 million) to Henan Xinxiangrong.

Henan Xinhui Mining Co., Ltd. (“Henan Xinhui”) is a 20% equity interest holder of Henan Huawei. For the year ended March 31, 2022, Henan Huawei declared and paid dividends of $0.6 million (year ended March 31, 2021 – $0.6 million) to Henan Xinhui.

For the year ended March 31, 2022, New Infini refunded capital contribution of $1.2 million to its non- controlling shareholders.